CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Revenues	$ 411,652,494	2,587,441,751	2,685,223,409	1,713,924,878
Cost of goods sold	356,471,259	2,240,600,096	2,175,060,342	1,308,303,166
Gross profit	55,181,235	346,841,655	510,163,067	405,621,712
Operating expenses:
Selling	726,584	4,566,943	5,281,112	2,981,049
General and administrative	7,930,208	49,845,321	53,779,944	42,734,994
Total operating expenses	8,656,792	54,412,264	59,061,056	45,716,043
Operating income	46,524,443	292,429,391	451,102,011	359,905,669
Other (income) expenses:
Interest income	(217,136)	(1,364,810)	(1,169,183)	(646,231)
Interest expense	6,804,198	42,767,789	34,114,359	12,608,465
Others, net	25,107	157,807	(32,319)	254,366
Total other expense, net	6,612,169	41,560,786	32,912,857	12,216,600
Income before income taxes	39,912,274	250,868,605	418,189,154	347,689,069
Income tax expense (note 16)	9,978,069	62,717,151	105,194,680	88,264,738
Net income	29,934,205	188,151,454	312,994,474	259,424,331
Participation in undistributed earnings by preference shareholders				(27,744,622)
Net income attributable to ordinary shareholders	29,934,205	188,151,454	312,994,474	231,679,709
Other Comprehensive Income:
Foreign currency translation adjustment	(16)	(100)	(90,730)	(154,780)
Total Comprehensive Income	$ 29,934,189	188,151,354	312,903,744	259,269,551
Earnings per share (note 2):
Basic and diluted	$ 1.16	7.31	12.17	11.07
Weighted average ordinary shares outstanding (note 2):
Basic and diluted	25,725,000	25,725,000	25,725,000	20,927,117